Northern Lights Fund Trust

Leader Short-Term Bond Fund

Leader Total Return Fund

Incorporated herein by reference is the definitive version of the supplement for Leader Short-Term Bond Fund and Leader Total Return Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 11, 2012 (SEC Accession No. 0000910472-12-002771).